Schedule of Reconciliation of the Numerator and Denominator Used to Compute Basic and Diluted Net Income Per Ordinary Share (Details) - USD ($)	4 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
Weighted average shares outstanding - basic	1
Weighted average shares outstanding - diluted	1
Diluted net income per Ordinary Share	$ (51,450.00)
Common Class A [Member] | Willow Lane Acquisition Corp [Member]
Allocation of net income		$ 54,823	$ 2,517,346
Weighted average shares outstanding - basic		3,424,586	12,650,000
Weighted average shares outstanding - diluted		3,424,586	12,650,000
Basic net income per Ordinary Share		$ 0.02	$ 0.20
Diluted net income per Ordinary Share		$ 0.02	$ 0.20
Common Class B [Member] | Willow Lane Acquisition Corp [Member]
Allocation of net income		$ 62,067	$ 921,104
Weighted average shares outstanding - basic		3,877,057	4,628,674
Weighted average shares outstanding - diluted		3,877,057	4,628,674
Basic net income per Ordinary Share		$ 0.02	$ 0.20
Diluted net income per Ordinary Share		$ 0.02	$ 0.20